Acquisitions and divestitures (Tables)	6 Months Ended
Jun. 30, 2024
Acquisitions And Divestitures
Schedule of acquisitions and divestitures

		Three-month period ended June 30, 2024		Six-month period ended June 30, 2024
	Reference	Results on disposals of non-current assets	Equity results and other results in associates and joint ventures	Results on disposals of non-current assets	Equity results and other results in associates and joint ventures
PT Vale Indonesia Tbk	15(a)	1,059	-	1,059	-
		1,059	-	1,059	-

		Three-month period ended June 30, 2023		Six-month period ended June 30, 2023
	Reference	Results on disposals of non-current assets	Equity results and other results in associates and joint ventures	Results on disposals of non-current assets	Equity results and other results in associates and joint ventures
Mineração Rio do Norte	15(e)	-	(93)	-	(93)
Companhia Siderúrgica do Pecém	15(f)	-	-	-	37
		-	(93)	-	(56)

Schedule of effect in transaction in income statement

June 28, 2024
Cash consideration received	155
Fair value of 33.9% interest retained (i)	1,910

Effects of the deconsolidation:
Derecognition of net assets of PTVI	(3,697)
Gain on derecognition of noncontrolling shareholders	1,628
Gain on the reclassification of cumulative translation adjustments	1,063
Gain on the transaction recorded in the income statement	1,059

(i) The fair value of the 33.9% retained interest was estimated based on a third-party valuation report. The valuation considered the discounted cash flow method. The key assumptions considered were (i) discount rate of 7.75% with incremental risk premium of around 1.00% on certain assets, (ii) asset life through to 2065, and (iii) range of expected nickel prices from US$/t 17,501 to US$/t 21,000.

Schedule of balance sheet of PTVI classified as held for sale

	June 30, 2024	December 31, 2023
Assets
Cash and cash equivalents	-	703
Accounts receivable	-	20
Inventories	-	80
Taxes	-	117
Investments	-	13
Property, plant and equipment	-	2,792
Intangible	-	69
Other assets	-	139
	-	3,933
Liabilities
Suppliers and contractors	-	172
Deferred income taxes	-	213
Other liabilities	-	176
	-	561
Net assets held for sale	-	3,372